Leases - Schedule of maturity analysis of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 52,962	$ 45,546	$ 20,000
Total carrying amount	47,160	39,053	20,000
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	12,458	8,047	4,286
Years 1 through 5
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	32,718	25,670	13,890
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 7,786	$ 11,829	$ 1,824